Annual Operating Expenses - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2035 Fund - Class Z
Operating Expenses:
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.38%	[1]
Fidelity Advisor Freedom Blend 2035 Fund - Class C
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Total annual operating expenses	1.48%	[1]
Fidelity Advisor Freedom Blend 2035 Fund - Class M
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[2]
Total annual operating expenses	0.98%	[1]
Fidelity Advisor Freedom Blend 2035 Fund - Class A
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Total annual operating expenses	0.73%	[1]
Fidelity Advisor Freedom Blend 2035 Fund - Class I
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.48%	[1]

[1]	A Adjusted to reflect current fees.
[2]	B For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.